Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.389%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,949,356.67

Principal:
Principal Collections	$22,072,742.20
Prepayments in Full	$11,201,074.05
Liquidation Proceeds	$466,227.53
Recoveries	$97,394.34
Sub Total	$33,837,438.12
Collections	$35,786,794.79

Purchase Amounts:
Purchase Amounts Related to Principal	$227,608.05
Purchase Amounts Related to Interest	$1,026.22
Sub Total	$228,634.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,015,429.06

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,015,429.06
Servicing Fee	$551,846.66	$551,846.66	$0.00	$0.00	$35,463,582.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,481,409.21
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,463,582.40
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,481,409.21
Interest - Class A-3 Notes	$236,349.67	$236,349.67	$0.00	$0.00	$31,245,059.54
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$34,933,010.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,933,010.52
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$34,839,051.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,839,051.52
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$34,771,186.10
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,908,658.29
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$34,687,966.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,687,966.52
Regular Principal Payment	$29,058,867.27	$32,335,707.48	$0.00	$0.00	$2,352,259.04
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,352,259.04
Residual Released to Depositor	$0.00	$1,766,571.44	$0.00	$0.00	$0.00
Total		$36,015,429.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,058,867.27
Total					$29,058,867.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,058,867.27	$49.44	$355,995.05	$0.61	$32,691,702.53	$49.84
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$32,335,707.48	$15.46	$775,615.88	$0.41	$29,714,837.77	$15.81

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$368,270,745.20	0.6265239	$215,440,792.20	0.3665206
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$629,830,745.20	0.3351304	$597,495,037.72	0.2538102

Pool Information
Weighted Average APR	3.472%	3.470%
Weighted Average Remaining Term	34.66	33.85
Number of Receivables Outstanding	41,071	39,907
Pool Balance	$531,184,726.69	$627,802,729.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$506,059,659.47	$477,000,792.20
Pool Factor	0.2736094	0.2578147

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$30,307,691.90
Targeted Overcollateralization Amount	$30,307,691.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,520,120.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		115	$445,611.43
(Recoveries)		162	$97,394.34
Net Loss for Current Collection Period			$348,217.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6310%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8109%
Second Prior Collection Period			0.4351%
Prior Collection Period			0.4977%
Current Collection Period			0.6478%
Four Month Average (Current and Prior Three Collection Periods)			0.6261%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,778	$12,321,311.22
(Cumulative Recoveries)			$1,535,133.11
Cumulative Net Loss for All Collection Periods			$12,221,407.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5556%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,961.14
Average Net Loss for Receivables that have experienced a Realized Loss			$2,530.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	556	$8,790,511.13
61-90 Days Delinquent	0.18%	68	$1,123,439.99
91-120 Days Delinquent	0.07%	20	$426,188.81
Over 120 Days Delinquent	0.19%	55	$965,372.62
Total Delinquent Receivables	2.28%	693	$11,388,239.39

Repossession Inventory:
Repossessed in the Current Collection Period		25	$415,733.04
Total Repossessed Inventory		41	$1,011,556.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2498%
Prior Collection Period			0.2802%
Current Collection Period			0.3036%
Three Month Average			0.2778%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer